UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05642)

American Income Fund, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/08

Date of reporting period:  05/31/08

Item 1. Schedule of Investments.

Schedule of INVESTMENTS (unaudited)

American Income Fund (MRF)	May 31, 2008

DESCRIPTION	PAR	VALUE (a)

(Percentages of each investment category relate to net assets)

High Yield Corporate Bonds — 23.9%
Banking — 0.2%
Washington Mutual Preferred Funding LLC, 9.75%, 10/29/49 (b)	$200,000	$178,000

Basic Industry — 3.5%
Evraz Group, 8.25%, 11/10/15 (b)	250,000	246,550
FMG Finance Property, 10.00%, 9/1/13 (b)	250,000	276,250
Georgia Pacific, 7.13%, 1/15/17 (b)	250,000	246,875
Griffin Coal Mining, 9.50%, 12/1/16 (b)	200,000	158,000
Hexion, 9.75%, 11/15/14	250,000	275,000
Ineos Group Holdings, 8.50%, 2/15/16 (b)	150,000	116,625
Intertape Polymer US, 8.50%, 8/1/14	150,000	133,500
Massey Energy, 6.88%, 12/15/13	250,000	246,250
Momentive Performance Materials, 9.75%, 12/1/14	250,000	231,875
Newark Group, 9.75%, 3/15/14	200,000	142,000
Noble Group, 6.63%, 3/17/15 (b)	250,000	222,528
Nova Chemicals, 6.50%, 1/15/12	250,000	232,500
Stone Container, 8.38%, 7/1/12	200,000	186,000
		2,713,953
Capital Goods — 0.9%
Allied Waste North America, 6.13%, 2/15/14	300,000	292,125
Case New Holland, 7.13%, 3/1/14	200,000	202,000
Hawker Beechcraft Acquisition Company, 9.75%, 4/1/17	150,000	153,750
Ply Gem Industries, 9.00%, 2/15/12	100,000	68,750
		716,625
Communications — 2.5%
CCH I, 11.00%, 10/1/15	150,000	127,500
CCO Holding LLC, 8.75%, 11/15/13	500,000	475,000
CSC Holdings, Series B, 7.63%, 4/1/11	250,000	250,000
Dex Media, 8.00%, 11/15/13	200,000	159,000
Idearc, 8.00%, 11/15/16	250,000	178,750
Level 3 Financing, 12.25%, 3/15/13	250,000	260,000
MetroPCS Wireless, 9.25%, 11/1/14	250,000	240,312
Vimpelcom, 8.25%, 5/23/16 (b)	250,000	249,375
		1,939,937
Consumer Cyclical — 4.9%
Buffalo Thunder Development Authority, 9.38%, 12/15/14 (b)	250,000	173,750
Denny's Holdings, 10.00%, 10/1/12	100,000	98,000
Dollar General, 10.63%, 7/15/15	200,000	196,000
Ford Motor Credit, 7.00%, 10/1/13	500,000	420,476
Galaxy Entertainment, 9.88%, 12/15/12 (b)	250,000	252,500
General Motors, 8.25%, 7/15/23	250,000	171,250
General Motors Acceptance Corporation,
5.63%, 5/15/09	300,000	289,593
6.88%, 9/15/11	200,000	168,618
Goodyear Tire & Rubber, 7.86%, 8/15/11	200,000	205,000
Hanesbrands, 8.78%, 12/15/14 (c)	250,000	232,500
Lear Corp., 8.50%, 12/1/13	200,000	186,000
Mohegan Tribal Gaming, 6.38%, 7/15/09	250,000	250,000
Neiman-Marcus Group, 10.38%, 10/15/15	190,000	196,412
PEP Boys-Manny Moe and Jack, 7.50%, 12/15/14	195,000	168,675
Rite Aid, 7.50%, 3/1/17	200,000	182,250
Sally Holdings LLC, 10.50%, 11/15/16	200,000	195,000
Shimao Property Holdings Limited, 8.00%, 12/1/16 (b)	250,000	197,500
Susser Holdings LLC, 10.63%, 12/15/13 (b)	200,000	206,000
		3,789,524
Consumer Non Cyclical — 3.1%
Catalent Pharma Solutions, 9.50%, 4/15/15	250,000	226,875
Community Health Systems, 8.88%, 7/15/15	215,000	221,719
Constellation Brands, 7.25%, 5/15/17	200,000	197,500
Delhaize America, 9.00%, 4/15/31	231,000	277,254

2008 Quarterly Report   1   American Income Fund, Inc.

Schedule of INVESTMENTS (unaudited)

American Income Fund (MRF) (continued)

DESCRIPTION	PAR	VALUE (a)

HCA, 6.75%, 7/15/13	$350,000	$316,750
LVB Acquisition Merger, 11.63%, 10/15/17 (b)	150,000	159,000
Smithfield Foods, 7.75%, 5/15/13	250,000	246,875
Stater Brothers Holdings, 7.75%, 4/15/15	250,000	251,250
Supervalu, 7.50%, 5/15/12	250,000	257,668
Vitro SAB, 9.13%, 2/1/17	250,000	211,250
		2,366,141
Electric — 2.7%
Aquila, 14.88%, 7/1/12	285,000	339,150
Ava Capital Trust III, 6.50%, 4/1/34 (c)	300,000	278,226
Dynegy Holdings, 7.75%, 6/1/19	500,000	473,750
ISA Capital do Brasil, 8.80%, 1/30/17 (b)	250,000	267,500
Reliant Energy, 7.63%, 6/15/14	250,000	250,625
Texas Competitive Electric Holdings, 10.25%, 11/1/15 (b)	450,000	459,562
		2,068,813
Energy — 0.9%
Chesapeake Energy, 7.00%, 8/15/14	250,000	249,063
SandRidge Energy, 8.00%, 6/1/18 (b)	200,000	202,500
Tesoro, 6.63%, 11/1/15	250,000	229,688
		681,251
Financial — 0.8%
Axcan Intermediate Holdings, 9.25%, 3/1/15 (b)	200,000	201,000
Nuveen Investments, 5.50%, 9/15/15	200,000	142,000
Teco Finance, 6.57%, 11/1/17	250,000	246,116
		589,116
Industrials Other — 1.0%
Aramark, 8.50%, 2/1/15	200,000	204,750
Briggs & Stratton, 8.88%, 3/15/11	282,000	290,460
Chart Industries, 9.13%, 10/15/15	300,000	307,875
		803,085
Natural Gas — 1.3%
Copano Energy Finance, 7.75%, 6/1/18 (b)	250,000	248,437
El Paso Energy, Series MTN, 7.80%, 8/1/31	100,000	100,658
SemGroup, 8.75%, 11/15/15 (b)	250,000	243,750
Southern Union, 7.20%, 11/1/66 (c)	200,000	165,701
Targa Resources, 8.50%, 11/1/13	250,000	240,625
		999,171
Real Estate — 0.2%
Greentown China Holdings, 9.00%, 11/8/13 (b)	200,000	151,000
Sovereign — 0.4%
Republic of Uruguay, 8.00%, 11/18/22	250,000	273,750
Technology — 1.2%
Advanced Medical Optics, 7.50%, 5/1/17	200,000	187,000
Amkor Technology, 9.25%, 6/1/16	50,000	49,625
First Data, 9.88%, 9/24/15 (b)	150,000	135,750
Freescale Semiconductor, 8.88%, 12/15/14	150,000	132,750
Lucent Technologies, 6.45%, 3/15/29	250,000	191,563
NXP BV/NXP Funding, 9.50%, 10/15/15	250,000	235,937
		932,625
Transportation — 0.3%
Hertz, 10.50%, 1/1/16	250,000	249,375

Total High Yield Corporate Bonds (cost: $19,185,917)		18,452,366

U.S. Government Agency Mortgage-Backed Securities — 36.8%
Adjustable Rate (c) — 0.8%
Federal Home Loan Mortgage Corporation, 6.91%, 9/1/18, #605911	147	149

2008 Quarterly Report   2   American Income Fund, Inc.

Schedule of INVESTMENTS (unaudited)

American Income Fund (MRF) (continued)

DESCRIPTION	PAR	VALUE (a)

Federal National Mortgage Association,
6.80%, 7/1/27, #070179	$1,577	$1,577
6.55%, 10/1/32, #725110 (d)	327,225	331,779
Government National Mortgage Association, 6.13%, 12/20/22, #008096	265,849	267,230
		600,735
Fixed Rate — 36.0%
Federal Home Loan Mortgage Corporation, 6.50%, 8/1/30, #C43641	90,207	94,077
Federal Home Loan Mortgage Corporation Gold,
6.50%, 11/1/28, #C00676 (d)	256,328	267,326
5.50%, 10/1/33, #A15120 (d)	1,024,025	1,020,921
Federal National Mortgage Association,
6.50%, 10/1/08, #735273 (d)	849,868	883,412
6.00%, 12/1/13, #190179 (d)	266,956	273,574
7.50%, 5/1/15, #537440	27,132	28,289
7.00%, 6/1/17, #254384	183,678	192,438
7.00%, 7/1/17, #254414 (d)	268,116	280,902
6.00%, 9/1/17, #653368	196,061	201,840
5.00%, 11/1/18, #750989 (d)	450,077	450,479
5.00%, 2/1/19, #767182 (d)	729,078	729,730
5.00%, 2/1/21, #745279 (d)	729,199	727,572
5.50%, 4/1/21, #840466 (d)	975,838	987,689
6.00%, 5/1/29, #323702 (d)	450,097	460,407
6.50%, 5/1/31, #540814	97,263	101,193
7.00%, 9/1/31, #596680 (d)	331,958	348,964
7.00%, 3/1/32, #635970	149,358	158,303
6.50%, 6/1/32, #596712 (d)	440,775	453,852
5.50%, 6/1/33, #709700 (d)	692,631	690,315
5.50%, 11/1/33, #555967 (d)	1,642,599	1,637,106
5.50%, 12/1/33, #756202 (d)	1,016,656	1,013,256
5.50%, 2/1/34, #766070 (d)	773,806	770,493
6.00%, 1/1/34, #763687 (d)	764,004	777,684
6.00%, 3/1/34, #745324 (d)	852,110	871,096
6.00%, 11/1/34, #743642 (d)	457,425	466,330
6.00%, 1/1/35, #810225 (d)	671,305	683,325
5.50%, 3/1/35, #815979 (d)	1,441,063	1,433,542
5.00%, 7/1/35, #828346 (d)	1,901,720	1,841,281
5.50%, 3/1/36, #878059 (d)	1,270,885	1,263,458
6.00%, 6/1/36, #882685 (d)	3,271,967	3,323,398
5.00%, 6/1/37, #944244 (d)	1,478,375	1,429,690
6.00%, 12/1/99 (e)	2,000,000	2,028,750
Government National Mortgage Association,
6.50%, 4/15/33, #602233	311,203	322,698
5.50%, 8/15/33, #604567 (d)	1,079,911	1,083,420
6.00%, 7/15/34, #631574 (d)	551,825	563,171
		27,859,981
Total U.S. Government Agency Mortgage-Backed Securities (cost: $28,307,958)		28,460,716

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities — 42.1%
Adjustable Rate (c) — 12.9%
Banc of America Alternative Loan Trust, Series 2007-1, Class 2A2, 6.49%, 4/25/37	860,254	826,919
California Federal Bank Los Angeles, Series 1991-C12, Class A, 6.15%, 7/15/21 (f)	11,832	11,291
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A, 2.67%, 10/25/36	1,421,387	1,107,970
Goldman Sachs Mortgage Securities,
Series 2005-AR1, Class B1, 5.44%, 1/25/35	1,419,095	1,160,710
Series 2003-1, Class B2, 6.97%, 3/25/43	1,780,174	1,790,531
Series 2003-10, Class 1A1, 4.72%, 10/25/33	1,215,957	1,142,499
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A, 2.74%, 3/19/37	1,465,942	1,151,640
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 6.07%, 7/25/36	1,500,000	819,723
JP Morgan Mortgage Trust, Series 2006-A7, Class 3A4, 5.94%, 1/25/37	813,919	614,045
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 3A2, 5.94%, 9/25/36	856,049	767,377

2008 Quarterly Report   3   American Income Fund, Inc.

Schedule of INVESTMENTS (unaudited)

American Income Fund (MRF) (continued)	May 31, 2008

DESCRIPTION	PAR	VALUE (a)

Washington Mutual MCS Mortgage, Series 2003-AR3, Class B1, 5.19%, 6/25/33	$509,999	$500,155
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-D, Class A1, 6.40%, 2/25/33	76,684	76,496
		9,969,356
Fixed Rate — 29.2%
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37	974,322	933,955
Citicorp Mortgage Securities, Series 2004-5, Class B3, 5.29%, 8/25/34	1,146,885	700,430
Credit Suisse First Boston Mortgage Securities Corporation,
Series 2003-8, Class DB1, 6.25%, 4/25/33	1,408,454	1,218,716
Series 2005-11, Class 6A7, 6.00%, 12/25/35	1,000,000	923,474
Series 2005-12, Class DB4, 5.84%, 1/25/36	819,026	71,056
Countrywide Alternative Loan Trust,
Series 2004-28CB, Class 2A1, 5.00%, 1/25/35	396,557	389,728
Series 2005-7CB, Class 2A4, 5.50%, 4/25/35	750,000	730,242
First Horizon Alternative Mortgage Securities, Series 2005-FA5, 5.50%, Class 3A2, 8/25/35	1,179,751	1,073,248
GMAC Mortgage Corporation Loan Trust,
Series 2003-J9, Class A15, 5.00%, 1/25/34	1,325,000	1,257,323
Series 2004-J5, Class A7, 6.50%, 1/25/35	807,789	792,643
Goldman Sachs Mortgage Securities,
Series 2001-2, Class A, 7.50%, 6/19/32 (b)	273,012	291,473
Series 2005-4F, Class B1, 5.73%, 5/25/35	1,229,864	919,372
Impac Secured Assets CMN Owner Trust, Series 2000-3, Class M1, 8.00%, 10/25/30	705,142	703,677
JP Morgan Alternative Loan Trust, Series 2006-SI, Class 1A19, 6.50%, 3/25/36	1,016,609	895,886
Morgan Stanley Mortgage Loan Trust, Series 2004-9, Class 1A, 6.15%, 10/25/34	1,083,356	987,208
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34 (b)	1,065,473	1,109,873
Prime Mortgage Trust,
Series 2004-2, Class B2, 5.04%, 11/25/19	352,910	320,366
Series 2004-2, Class B3, 5.04%, 11/25/19	264,478	230,285
Residential Accredit Loans, Series 2003-QS12, Class M1, 5.00%, 6/25/18	855,083	771,986
Residential Accredit Loans, Series 2006-QS4, Class A9, 6.00%, 4/25/36	684,667	608,478
Residential Asset Mortgage Products,
Series 2003-SL1, Class M2, 7.32%, 4/25/31	980,793	892,618
Series 2004-SL4, Class A3, 6.50%, 7/25/32	763,085	725,885
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-2, Class 3A1, 5.50%, 4/25/22	981,320	952,187
Washington Mutual MSC Mortgage, Series 2003-MS9, Class CB2, 7.46%, 4/25/33	370,225	290,477
Washington Mutual Mortgage, Series 2004-RA3, Class 2A, 6.38%, 8/25/38	411,087	409,546
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-7, Class A3, 4.50%, 8/25/18	545,133	537,626
Series 2004-7, Class 2A2, 5.00%, 7/25/19	638,563	622,200
Series 2004-7, Class B2, 4.72%, 7/25/19	591,972	532,158
Series 2004-7, Class B3, 4.72%, 7/25/19	444,179	383,518
Series 2005-3, Class A9, 5.50%, 5/25/35	1,737,755	1,329,900
Series 2007-9, Class 1A4, 5.50%, 7/25/37	1,240,000	1,017,866
		22,623,400
Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities (cost: $36,724,957)	32,592,756
Collateralized Mortgage Obligation - U.S. Agency Mortgage-Backed Securities — 12.8%
Fixed Rate — 8.5%
Federal Home Loan Mortgage Corporation,
Series 2690, Class OE, 5.00%, 11/15/28	1,274,000	1,286,698
Series 2972, Class KA, 4.50%, 6/15/18	669,030	670,088
Series 3294, Class DB, 4.50%, 3/15/22	1,000,000	940,287
Federal National Mortgage Association,
Series 2004-27, Class HB, 4.00%, 5/25/19	1,923,137	1,758,123
Series 2004-29, Class WG, 4.50%, 5/25/19	942,115	902,854
Series 2004-90, Class GA, 4.35%, 3/25/34	623,648	617,156
Series 2002-WI, Class 2A, 7.50%, 2/25/42	346,182	363,939
		6,539,145

2008 Quarterly Report   4   American Income Fund, Inc.

Schedule of INVESTMENTS (unaudited)

American Income Fund (MRF) (continued)

DESCRIPTION	PAR	VALUE (a)

Z-Bonds (g) — 4.3%
Federal Home Loan Mortgage Corporation, Series 2676, Class GZ, 4.50%, 9/15/33	$1,848,895	$1,446,728
Government National Mortgage Association, Series 2001-8, Class Z, 6.50%, 3/20/31	1,825,897	1,904,427
		3,351,155
Total Collateralized Mortgage Obligation - U.S. Agency Mortgage-Backed Securities (cost: $9,646,657)	9,890,300
Asset-Backed Securities — 9.8%
Commercial — 2.6%
Banc of America Commercial Mortgage, Series 2005-S, Class AM, 5.18%, 10/10/45	340,000	321,069
Bear Stearns Commercial Mortgage Securities,
Series 2007-T28, Class D, 6.18%, 9/11/42 (b) (c)	475,000	323,932
Series 2007-PW18, Class AJ, 6.21%, 11/11/17	180,000	158,461
JP Morgan Chase Commercial Mortgage Securities, Series 2005-LDP5, Class B, 5.50%, 12/15/44 (c)	425,000	388,004
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class C, 5.13%, 7/12/38	500,000	434,083
Morgan Stanley Capital I, Series 2005-HQ6, Class B, 5.15%, 8/13/42	445,000	402,007
		2,027,556
Credit Cards — 2.1%
American Express Issuance Trust, Series 2005-1, Class C, 3.45%, 8/15/11 (c)	435,000	406,731
Discover Card Master Trust, Series 2007-C1, Class C1, 2.83%, 1/15/13 (c)	370,000	332,583
Washington Mutual Master Note Trust, Series 2007-C1, Class C1, 6.01%, 5/15/14 (b) (c)	1,000,000	869,416
		1,608,730
Home Equity — 2.8%
Residential Funding Mortgage Securities II,
Series 2004-HI2, Class A4, 5.24%, 9/25/18	366,045	355,033
Series 2003-HI4, Class M1, 5.53%, 2/25/29 (h)	2,014,299	1,786,239
		2,141,272
Manufactured Housing — 1.1%
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19	208,170	215,406
Origen Manufactured Housing, Series 2005-B, Class M1, 5.99%, 1/15/37	750,000	643,217
		858,623
Other — 1.2%
Crown Castle Towers LLC, Series 2005-1A, Class D, 5.61%, 6/15/35 (b)	1,000,000	953,730

Total Asset-Backed Securities (cost: $8,292,064)	7,589,911

Investment Grade Corporate Bonds — 3.0%
Basic Industry — 0.8%
Southern Copper, 7.50%, 7/27/35	400,000	394,605
Vale Overseas, 6.25%, 1/11/16	250,000	252,129

		646,734

2008 Quarterly Report   5   American Income Fund, Inc.

Schedule of INVESTMENTS (unaudited)

American Income Fund (MRF) (continued)

DESCRIPTION	PAR/ SHARES	VALUE (a)

Communications — 0.2%
Qwest, 8.88%, 3/15/12	$175,000	$183,313
Consumer Cyclical — 0.2%
CVS/Caremark, 6.30%, 6/1/37 (c)	200,000	174,000
Consumer Non Cyclical — 0.7%
Fisher Scientific International, 6.75%, 8/15/14	500,000	506,620
Energy — 0.2%
TNK BP Finance, 6.63%, 3/20/17 (b)	200,000	181,760
Finance — 0.3%
Capital One Financial, 6.75%, 9/15/17	200,000	200,438
Transportation — 0.6%
American Airlines, Series 99-1, 7.02%, 10/15/09	500,000	493,750
Total Investment Grade Corporate Bonds (cost: $2,398,585)		2,386,615

Municipal Bond — 0.9%
Sullivan County, Tennessee, Health, Educational and Housing Facilities board, Hospital Revenue, Welmont Health System, 6.95%, 9/1/16 (cost $695,000)	695,000	695,327

Preferred Stocks — 1.1%
Real Estate Investment Trusts — 0.9%
Ashford Hospitality Trust, Series D	5,000	94,950
Citigroup, Series AA	5,000	122,100
Citigroup, Series F	4,000	99,960
Freddie Mac, Series Z	5,000	125,500
iStar Financial, Series G	1,000	18,240
National Retail Properties, Series C	4,000	93,280
Northstar Realty Finance,
Series A	4,000	65,600
Series B	4,000	62,600
		682,230
Wireless Communication — 0.2%
United States Cellular	6,000	140,700
Total Preferred Stocks (cost: $952,300)		822,930

Short-Term Investments — 2.4%
Money Market Fund— 2.2%
First American Prime Obligations Fund, Class Z (i)	1,695,854	1,695,854

U.S. Treasury Obligation (j) — 0.2%
U.S. Treasury Bill , 2.27%, 7/24/08	200,000	199,709
Total Short-Term Investments (cost: $1,895,563)	1,895,854	1,895,563
Total Investments (k) — 132.8% (cost: $108,099,001)		$102,786,484
Other Assets and Liabilities — (32.8)%		(25,406,483)
Total Net Assets — 100.0%		$77,380,001

2008 Quarterly Report   6   American Income Fund, Inc.

Schedule of INVESTMENTS (unaudited)

American Income Fund (MRF) (continued)

Notes to Schedule of Investments:
(a)
Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.  Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than foreign currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.  Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s exchange rate, and the 30-, 60-, 90-, 180-, and 360-day forward rates provided by an independent pricing service.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

As of May 31, 2008, the fund held a fair valued security with a value of $11,291, or 0.01% of total net assets.

(b)
Securities sold within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other "qualified institutional buyers".  On May 31, 2008, the value of these investments was $8,322,636 or 10.8% of total net assets.

(c)	Variable Rate Security - The rate shown is the net coupon rate in effect as of May 31, 2008.

(d)
Securities pledged as collateral for outstanding reverse repurchase agreements.  On May 31, 2008, securities valued at $25,064,172 were pledged as collateral for the following outstanding reverse repurchase agreements.

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$ 8,295,454	5/16/08	2.85%	6/16/08	$ 10,507	(1)
15,770,000	5/23/08	2.75%	6/6/08	10,842	(1)
$ 24,065,454				$ 21,349

* Interest rate as of May 31, 2008. Rates are based on the London InterBank Offered Rate (LIBOR) and reset monthly.

2008 Quarterly Report   7   American Income Fund, Inc.

Schedule of INVESTMENTS (unaudited)

American Income Fund (MRF) (continued)

Name of broker and description of collateral:
(1)	Goldman Sachs:
Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, $256,328 par
Federal Home Loan Mortgage Corporation Gold, 5.50%, 10/1/33, $1,024,025 par
Federal National Mortgage Association, 6.50%, 10/1/08, $849,868 par
Federal National Mortgage Association, 6.00%, 12/1/13, $266,956 par
Federal National Mortgage Association, 7.00%, 7/1/17, $268,116 par
Federal National Mortgage Association, 5.00%, 11/1/18, $450,077 par
Federal National Mortgage Association, 5.00%, 2/1/19, $729,078 par
Federal National Mortgage Association, 5.00%, 2/1/21, $729,199 par
Federal National Mortgage Association, 5.50%, 4/1/21, $975,838 par
Federal National Mortgage Association, 6.00%, 5/1/29, $450,097 par
Federal National Mortgage Association, 7.00%, 9/1/31, $331,958 par
Federal National Mortgage Association, 6.50%, 6/1/32, $440,775 par
Federal National Mortgage Association, 6.55%, 10/1/32, $327,225 par
Federal National Mortgage Association, 5.50%, 6/1/33, $692,631 par
Federal National Mortgage Association, 5.50%, 11/1/33, $1,642,599 par
Federal National Mortgage Association, 5.50%, 12/1/33, $1,016,656 par
Federal National Mortgage Association, 5.50%, 1/1/34, $773,806 par
Federal National Mortgage Association, 6.00%, 1/1/34, $764,004 par
Federal National Mortgage Association, 6.00%, 3/1/34, $852,110 par
Federal National Mortgage Association, 6.00%, 11/1/34, $457,425 par
Federal National Mortgage Association, 6.00%, 1/1/35, $671,305 par
Federal National Mortgage Association, 5.50%, 3/1/35, $1,441,063 par
Federal National Mortgage Association, 5.00%, 7/1/35, $1,901,720 par
Federal National Mortgage Association, 5.50%, 3/1/36, $1,270,885 par
Federal National Mortgage Association, 6.00%, 6/1/36, $3,271,967 par
Federal National Mortgage Association, 5.00%, 6/1/37, $1,478,375 par
Government National Mortgage Association, 5.50%, 8/15/33, $1,079,911 par
Government National Mortgage Association, 6.00%, 7/15/34, $551,825 par

(e)	Security purchased on a when-issued basis. On May 31, 2008, the total cost of investments on a when-issued basis was $2,045,000 or 2.6% of total net assets.

(f)	Security is fair valued and illiquid. As of May 31, 2008, the value of this investment was $11,291 or 0.01% of total net assets.

(g)
Z-Bond – Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents the current yield based upon the current cost basis and estimated future cash flows.

(h)	Delayed interest (Step Bonds) – Securities for which the coupon rate of interest will adjust on specified future date(s).

(i)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

(j)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is effective yield as of May 31, 2008.

(k)	On May 31, 2008, the cost of investments in securities was $108,099,001. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,137,203
Gross unrealized depreciation	(6,449,720)
Net unrealized depreciation	$(5,312,517)

Schedule of Open Futures Contracts
Description	Number of Contracts Sold	Notional Contract Value	Settlement Month	Unrealized Appreciation
U.S. Treasury 5 Year Note Futures	76	$(8,355,250)	September 2008	$ 52,887
U.S. Treasury 10 Year Note Futures	33	(3,709,408)	September 2008	39,449
U.S. Treasury Long Bond Futures	20	(2,270,000)	September 2008	14,094
				$ 106,430

2008 Quarterly Report   8   American Income Fund, Inc.

Schedule of INVESTMENTS (unaudited)

American Income Fund (MRF) (concluded)

Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank	Dow Jones CDX HVOL10 Index	Sell	3.50%	6/20/2013	$500,000	$6,229
Deutsche Bank	Dow Jones CDX HY9 Index	Sell	1.40%	12/20/2012	500,000	3,391
JP Morgan	ABX HE AAA 07-1	Sell	0.09%	8/25/2037	250,000	(3,350)
JP Morgan	Dow Jones CDX HY9 Index	Sell	3.75%	12/20/2012	2,178,000	50,394
JP Morgan	ITRAXX ASIA EX Japan HY	Sell	6.50%	6/20/2013	1,800,000	117,078
UBS	Dow Jones CDX HY10 Index	Sell	5.00%	6/20/2013	800,000	21,083
UBS	Turkey Government International Bond	Buy	1.48%	7/20/2012	300,000	7,651
						$202,476

2008 Quarterly Report   9   American Income Fund, Inc.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:   /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr., President

Date:   July 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr., President

Date:   July 28, 2008

By:   /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr., Treasurer

Date:   July 28, 2008